NOVEMBER 30, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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Franklin High Income Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

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Semiannual Report

Franklin High Income Fund

Your Fund’s Goals and Main Investments: Franklin High Income Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower rated debt securities and preferred stocks.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin High Income Fund covers the six-month period ended November 30, 2011.

Performance Overview

Franklin High Income Fund – Class A had a -3.35% cumulative total return for the six months under review. The Fund underperformed the -2.59% total return of its benchmark, the Credit Suisse (CS) High Yield Index, which tracks the high yield debt market.1 The Fund performed better than the -4.65% total return of its peers, as measured by the Lipper High Current Yield Funds Classification Average, which consists of funds that aim at high relative current yield from fixed income securities.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

During the period under review, eurozone debt troubles, U.S. debt ceiling and deficit discussions, and fears surrounding developed market sovereign ratings downgrades dominated the headlines. Concerns regarding the potential impact of these issues on global economic growth negatively affected financial market performance, with those assets considered more sensitive to economic forces suffering disproportionately. In this environment, U.S. stocks as measured by the Standard & Poor’s® 500 Index (S&P 500®) declined 6.25%, while Japanese

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Source: Lipper Inc. For the six-month period ended 11/30/11, the Lipper High Current Yield Funds Classification Average consisted of 509 funds. Lipper calculations do not include sales charges but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these or other factors had been considered.

Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

and European stocks suffered bigger losses.3 In contrast, high-quality fixed income assets delivered solid performance, with the yield on the 10-year U.S. Treasury note declining from 3.05% at the beginning of the period to 2.08% on November 30, 2011. (Bond prices generally move in the opposite direction from yields.)

Although high yield bonds tended to perform better than stocks, general risk-averse sentiments across financial markets pressured the high yield corporate bond asset class. The CS High Yield Index had a -2.59% total return for the six-month period.3 However, given the decline in Treasury yields, high yield spreads relative to Treasuries meaningfully widened, ending November at 7.6 percentage points compared with 5.4 percentage points at the start of the period.

Even amid negative headlines, corporate credit fundamentals remained relatively supportive. Third quarter earnings increased compared to the year-ago period and generally exceeded analyst expectations. Upgrades of high yield issuer ratings outpaced downgrades from January through November 2011, and while default rates ticked up toward the end of the period, default rates remained near cycle lows. Although dedicated high yield mutual funds experienced temporary periods of shareholder redemptions, inflows into the high yield asset class remained positive in 2011 year-to-date. Moreover, as new-issue supply trailed off in the latter half of 2011, the supply/demand balance provided some pricing support for secondary trading of high yield bonds.

As high yield spreads widened compared with Treasury yields, valuations cheapened relative to their long-term averages. In our view, concerns regarding the outcome of eurozone fiscal and financial integration, as well as regulatory and political developments in the U.S., will likely impact near-term high yield market performance. Although U.S. economic conditions at period-end appeared more supportive than earlier in 2011, the domestic recovery remains somewhat fragile, which poses a challenge for more economically sensitive high yield issuers. Nonetheless, given earnings and cash flow gains experienced during the past two years, combined with generally healthy levels of liquidity, we believe the fundamental outlook for high yield credit is favorable. With spread valuations somewhat cheap compared to historical averages and modest default losses, we positioned the Fund with a somewhat higher beta positioning.4 We remain focused on individual investment opportunities for the Fund as we believe security selection will likely drive long-term relative performance.

3. Source: © 2011 Morningstar. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4. Beta is a measure of portfolio volatility compared to a benchmark. Generally, higher beta positioning implies the portfolio seeks to opportunistically invest in securities that may offer higher capital appreciation amid historically higher volatility.

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Dividend Distributions*
6/1/11–11/30/11
Dividend per Share
Month	Class A	Class B	Class C	Class R	Advisor Class
June	1.20 cents	1.12 cents	1.11 cents	1.13 cents	1.22 cents
July	1.20 cents	1.12 cents	1.11 cents	1.13 cents	1.22 cents
August	1.20 cents	1.12 cents	1.11 cents	1.13 cents	1.22 cents
September	1.20 cents	1.11 cents	1.12 cents	1.15 cents	1.23 cents
October	1.20 cents	1.11 cents	1.12 cents	1.15 cents	1.23 cents
November	1.20 cents	1.11 cents	1.12 cents	1.15 cents	1.23 cents
Total	7.20 cents	6.69 cents	6.69 cents	6.84 cents	7.35 cents

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Investment Strategy

We are disciplined, fundamental investors who mainly rely on our analysts’ in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer’s creditworthiness, we consider the issuer’s experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

Manager’s Discussion

Over the past six months, the Fund performed below the CS High Yield Index while it outperformed the average return of a group of peer funds.5

Looking at performance compared to the peer group, the Fund’s relative industry weightings had a generally favorable impact. The Fund’s meaningful overweighting in the energy sector was a positive contributor to relative performance. Continued merger and acquisition activity favored high yield energy issuers (including certain companies owned by the Fund) and perceived asset value support persisted even with more volatile commodity prices. The Fund’s lower weighting in the wireless telecommunications industry favorably impacted relative performance as that industry underperformed amid concerns regarding the competitive landscape as well as the highly leveraged debt profiles for certain wireless issuers.6 The Fund similarly benefited from its underweighted

5. For industry weighting comparisons, the Fund’s peer group comprises some of the mutual funds found within the Lipper High Current Yield Funds Classification Average.

6. Wireless telecommunications holdings are part of telecommunication services in the SOI.

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Top 10 Holdings by Issuer*

11/30/11

Company	% of Total
Sector/Industry	Net Assets
Ford Motor Credit Co. LLC	1.7%
Automobiles & Components
CIT Group Inc.	1.7%
Banks
Sprint Nextel Corp.	1.5%
Telecommunication Services
International Lease Finance Corp.	1.4%
Diversified Financials
Intelsat Jackson Holdings SA	1.3%
Telecommunication Services
HCA Inc.	1.3%
Health Care Equipment & Services
DISH DBS Corp.	1.2%
Media
Chesapeake Energy Corp.	1.1%
Energy
Harrah’s Operating Co. Inc.	1.1%
Consumer Services
Reynolds Group Issuer Inc./LLC/SA	1.1%
Materials

*Securities are listed by issuer, which may appear by another name in the SOI.

exposure to the financials sector, which was hampered by increasing concerns regarding capital buffers and liquidity profiles for more leveraged financial issuers.7

In contrast, the Fund’s lack of exposure to the food retailing industry was a drag on performance, as that industry was broadly viewed as more defensive in the current risk-averse market environment. Similarly, while health care and pay television represented two of the Fund’s larger weightings, the Fund’s somewhat lower exposures compared to its peer group detracted from relative performance, given those industries’ more defensive nature.8

Thank you for your continued participation in Franklin High Income Fund.

We look forward to serving your future investment needs.

Christopher J. Molumphy, CFA

Eric G. Takaha, CFA

Portfolio Management Team
Franklin High Income Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

7. The financials sector comprises banks, diversified financials and real estate in the SOI.

8. The health care sector comprises health care equipment and services; and pharmaceuticals, biotechnology and life sciences in the SOI. Pay television holdings are part of media in the SOI.

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Performance Summary as of 11/30/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FHAIX)			Change	11/30/11	5/31/11
Net Asset Value (NAV)		-$	0.14	$1.91	$2.05
Distributions (6/1/11–11/30/11)
Dividend Income	$0.0720
Class B (Symbol: FHIBX)			Change	11/30/11	5/31/11
Net Asset Value (NAV)		-$	0.15	$1.90	$2.05
Distributions (6/1/11–11/30/11)
Dividend Income	$0.0669
Class C (Symbol: FCHIX)			Change	11/30/11	5/31/11
Net Asset Value (NAV)		-$	0.14	$1.93	$2.07
Distributions (6/1/11–11/30/11)
Dividend Income	$0.0669
Class R (Symbol: FHIRX)			Change	11/30/11	5/31/11
Net Asset Value (NAV)		-$	0.15	$1.93	$2.08
Distributions (6/1/11–11/30/11)
Dividend Income	$0.0684
Advisor Class (Symbol: FVHIX)			Change	11/30/11	5/31/11
Net Asset Value (NAV)		-$	0.15	$1.91	$2.06
Distributions (6/1/11–11/30/11)
Dividend Income	$0.0735

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Class A	6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	-3.35%		+	3.68%	+	34.26%	+	118.84%
Average Annual Total Return[2]	-7.42%			-0.81%	+	5.19%	+	7.66%
Value of $10,000 Investment[3]	$9,258			$9,919		$12,882		$20,919
Avg. Ann. Total Return (12/31/11)[4]			+	0.05%	+	5.54%	+	7.99%
Distribution Rate[5]		7.24%
30-Day Standardized Yield[6]		7.01%
Total Annual Operating Expenses[7]		0.76%

Semiannual Report | 7

Performance Summary (continued)

Performance (continued)
Class B	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-4.10%	+	3.13%	+	30.97%	+	110.54%
Average Annual Total Return[2]	-7.81%		-0.70%	+	5.25%	+	7.73%
Value of $10,000 Investment[3]	$9,219		$9,930		$12,917		$21,054
Avg. Ann. Total Return (12/31/11)[4]		+	0.14%	+	5.61%	+	8.07%
Distribution Rate[5]			7.01%
30-Day Standardized Yield[6]			6.88%
Total Annual Operating Expenses[7]			1.26%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-3.57%	+	3.65%	+	31.33%	+	108.29%
Average Annual Total Return[2]	-4.50%	+	2.69%	+	5.60%	+	7.61%
Value of $10,000 Investment[3]	$9,550		$10,269		$13,133		$20,829
Avg. Ann. Total Return (12/31/11)[4]		+	3.02%	+	5.94%	+	7.95%
Distribution Rate[5]			6.96%
30-Day Standardized Yield[6]			6.81%
Total Annual Operating Expenses[7]			1.26%
Class R	6-Month		1-Year		5-Year		Inception (1/1/02)
Cumulative Total Return[1]	-3.97%	+	3.26%	+	32.15%	+	112.20%
Average Annual Total Return[2]	-3.97%	+	3.26%	+	5.73%	+	7.91%
Value of $10,000 Investment[3]	$9,603		$10,326		$13,215		$21,220
Avg. Ann. Total Return (12/31/11)[4]		+	4.14%	+	6.08%	+	8.20%
Distribution Rate[5]			7.15%
30-Day Standardized Yield[6]			7.00%
Total Annual Operating Expenses[7]			1.11%
Advisor Class	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-3.76%	+	3.82%	+	35.14%	+	121.80%
Average Annual Total Return[2]	-3.76%	+	3.82%	+	6.21%	+	8.29%
Value of $10,000 Investment[3]	$9,624		$10,382		$13,514		$22,180
Avg. Ann. Total Return (12/31/11)[4]		+	4.71%	+	6.66%	+	8.69%
Distribution Rate[5]			7.73%
30-Day Standardized Yield[6]			7.50%
Total Annual Operating Expenses[7]			0.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. 3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 11/30/11.

6. The 30-day standardized yield for the 30 days ended 11/30/11 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 6/1/11	Value 11/30/11	Period* 6/1/11–11/30/11
Actual	$1,000	$966.50	$3.74
Hypothetical (5% return before expenses)	$1,000	$1,021.20	$3.84
Class B
Actual	$1,000	$959.00	$6.17
Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.36
Class C
Actual	$1,000	$964.30	$6.19
Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.36
Class R
Actual	$1,000	$960.30	$5.44
Hypothetical (5% return before expenses)	$1,000	$1,019.45	$5.60
Advisor Class
Actual	$1,000	$962.40	$2.99
Hypothetical (5% return before expenses)	$1,000	$1,021.95	$3.08

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.76%; B: 1.26%; C: 1.26%; R: 1.11%; and Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Semiannual Report | 11

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited)

Franklin High Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.0%†			
Automobiles & Components 0.0%			
[a,b] Cambridge Industries Liquidating Trust Interest	United States	4,853,892	$ —
Consumer Services 0.0%†			
[a,c] Station Casinos Inc., wts., 4/01/12	United States	136,789	157,307
Media 0.0%†			
[a] Dex One Corp.	United States	393,939	516,060
Total Common Stocks and Other Equity Interests (Cost $12,369,481)			673,367
Preferred Stocks (Cost $8,655,000) 0.2%			
Diversified Financials 0.2%			
GMAC Capital Trust I, 8.125%, pfd.	United States	346,200	6,577,800
		Principal Amount*	
Corporate Bonds 92.8%			
Automobiles & Components 4.3%			
[d] Allison Transmission Holdings Inc., senior note, 144A, 7.125%, 5/15/19	United States	11,000,000	10,422,500
[d] Chrysler Group LLC/CG Co-Issuer Inc., senior secured note, 144A, 8.25%, 6/15/21	United States	17,000,000	14,365,000
Exide Technologies, senior secured note, 8.625%, 2/01/18	United States	9,600,000	7,728,000
Ford Motor Credit Co. LLC, senior note,			
7.00%, 4/15/15	United States	18,000,000	19,421,802
6.625%, 8/15/17	United States	15,000,000	16,100,715
5.00%, 5/15/18	United States	10,000,000	9,852,010
8.125%, 1/15/20	United States	5,000,000	5,839,400
5.75%, 2/01/21	United States	7,000,000	7,151,564
5.875%, 8/02/21	United States	5,000,000	5,117,915
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	37,000,000	39,220,000
[d] International Automotive Components Group SL, senior secured note, 144A, 9.125%, 6/01/18	United States	15,700,000	15,631,313
[d] TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	10,000,000	10,500,000
			161,350,219
Banks 1.9%			
[d] CIT Group Inc.,			
secured bond, 144A, 7.00%, 5/02/17	United States	60,000,000	59,175,000
secured note, 144A, 6.625%, 4/01/18	United States	3,300,000	3,357,750
Regions Bank, sub. note, 7.50%, 5/15/18	United States	10,000,000	9,700,000
			72,232,750
Capital Goods 4.2%			
[d] Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	30,000,000	28,500,000
[d] Boart Longyear Management Property Ltd., senior note, 144A, 7.00%, 4/01/21	Australia	10,000,000	9,950,000
Case New Holland Inc., senior note, 7.875%, 12/01/17	United States	22,500,000	24,750,000
The Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	20,800,000	21,580,000
Meritor Inc., senior note, 10.625%, 3/15/18	United States	15,700,000	14,934,625

Semiannual Report | 17

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

18 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Semiannual Report | 19

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	United States	8,300,000	$8,881,000
8.25%, 4/01/20	United States	5,700,000	6,156,000
[d]144A, 6.375%, 3/01/21	United States	2,600,000	2,574,000
Copano Energy LLC/Copano Energy Finance Corp., senior note,
7.125%, 4/01/21	United States	9,000,000	9,045,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,
8.875%, 2/15/18	United States	17,000,000	18,190,000
[d]Eagle Rock Energy Partners LP/Finance Corp., senior note, 144A,
8.375%, 6/01/19	United States	15,500,000	15,422,500
El Paso Corp.,
senior bond, 6.50%, 9/15/20	United States	5,000,000	5,358,155
senior note, 7.00%, 6/15/17	United States	10,000,000	10,914,960
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	21,400,000	22,256,000
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	30,250,000	31,157,500
[g]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%,
1/15/68	United States	15,000,000	15,525,405
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%,
12/15/16	United Kingdom	35,000,000	30,275,000
[d]Goodrich Petroleum Corp., senior note, 144A, 8.875%, 3/15/19	United States	23,600,000	23,246,000
Holly Energy Partners LP, senior note, 8.25%, 3/15/18	United States	13,200,000	13,794,000
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%,
1/15/18	United States	20,000,000	20,500,000
[d]Kodiak Oil & Gas Corp., senior note, 144A, 8.125%, 12/01/19	United States	11,600,000	11,774,000
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	22,000,000	23,100,000
7.75%, 2/01/21	United States	12,000,000	12,060,000
MarkWest Energy Partners LP/Finance Corp., senior note,
6.75%, 11/01/20	United States	4,300,000	4,445,125
6.50%, 8/15/21	United States	9,400,000	9,635,000
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	11,500,000	11,787,500
Oasis Petroleum Inc., senior note,
6.50%, 11/01/21	United States	9,000,000	8,797,500
[d]144A, 7.25%, 2/01/19	United States	5,400,000	5,535,000
Offshore Group Investment Ltd., senior secured note, 11.50%,
8/01/15	United States	18,900,000	20,364,750
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	6,900,000	7,503,750
6.50%, 9/15/20	United States	12,500,000	12,687,500
[d]144A, 6.00%, 11/15/18	United States	8,400,000	8,431,500
Petrohawk Energy Corp., senior note,
7.25%, 8/15/18	United States	9,275,000	10,434,375
6.25%, 6/01/19	United States	10,000,000	11,000,000
[d]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	19,700,000	13,888,500
Plains Exploration & Production Co., senior note,
7.625%, 6/01/18	United States	27,000,000	28,485,000
6.75%, 2/01/22	United States	6,100,000	6,237,250

20 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Quicksilver Resources Inc., senior note,
8.25%, 8/01/15	United States	20,000,000	$20,500,000
9.125%, 8/15/19	United States	5,000,000	5,268,750
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	3,300,000	3,250,500
7.50%, 3/15/21	United States	2,700,000	2,484,000
[d]144A, 8.00%, 6/01/18	United States	25,000,000	24,125,000
[d]SESI LLC, senior note, 144A,
6.375%, 5/01/19	United States	11,700,000	11,758,500
[h]7.125%, 12/15/21	United States	15,000,000	15,300,000
[d]W&T Offshore Inc., senior note, 144A, 8.50%, 6/15/19	United States	14,600,000	14,709,500
[d]WPX Energy Inc., senior note, 144A, 6.00%, 1/15/22	United States	22,200,000	21,922,500
			842,497,675
Food & Staples Retailing 1.0%
Rite Aid Corp., senior secured note,
9.75%, 6/12/16	United States	17,100,000	18,681,750
8.00%, 8/15/20	United States	17,000,000	18,445,000
			37,126,750
Food, Beverage & Tobacco 2.8%
[d]Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	United States	28,000,000	25,200,000
[d]CEDC Finance Corp. International Inc., senior secured note, 144A,
9.125%, 12/01/16	Poland	8,450,000	5,492,500
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	29,000,000	30,595,000
JBS USA LLC/Finance Inc., senior note, 11.625%, 5/01/14	United States	15,000,000	16,725,000
Pinnacle Foods Finance LLC, senior note, 8.25%, 9/01/17	United States	26,500,000	27,096,250
			105,108,750
Health Care Equipment & Services 5.5%
Amerigroup Corp., senior note, 7.50%, 11/15/19	United States	20,300,000	20,909,000
Aviv Healthcare Properties LP, senior note, 7.75%, 2/15/19	United States	10,000,000	9,500,000
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	21,075,000	21,707,250
DaVita Inc., senior note, 6.375%, 11/01/18	United States	8,300,000	8,175,500
DJO Finance LLC, senior note, 7.75%, 4/15/18	United States	10,000,000	8,075,000
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	United States	11,200,000	11,060,000
[d]ExamWorks Group Inc., senior note, 144A, 9.00%, 7/15/19	United States	6,500,000	5,833,750
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	10,000,000	10,650,000
HCA Holdings Inc., senior note, 7.75%, 5/15/21	United States	10,000,000	9,875,000
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	6,300,000	6,315,750
senior note, 8.00%, 10/01/18	United States	5,000,000	5,131,250
senior note, 7.50%, 2/15/22	United States	8,100,000	7,998,750
senior secured bond, 7.25%, 9/15/20	United States	4,300,000	4,439,750
senior secured note, 7.875%, 2/15/20	United States	15,000,000	15,862,500
[d]Health Management Associates Inc., senior note, 144A, 7.375%,
1/15/20	United States	5,500,000	5,548,125
MedAssets Inc., senior note, 8.00%, 11/15/18	United States	10,000,000	9,850,000

Semiannual Report | 21

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Health Care Equipment & Services (continued)
Tenet Healthcare Corp., senior secured bond, 8.875%, 7/01/19	United States	10,000,000	$10,950,000
United Surgical Partners International Inc., senior sub. note,
8.875%, 5/01/17	United States	8,500,000	8,478,750
[i]PIK, 9.25%, 5/01/17	United States	15,000,000	15,000,000
Vanguard Health Holding Co. II LLC/Inc., senior note, 8.00%,
2/01/18	United States	10,000,000	9,550,000
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	368,000	237,360
			205,147,735
Household & Personal Products 0.2%
[d]Sally Holdings LLC/Capital Inc., senior note, 144A, 6.875%,
11/15/19	United States	6,500,000	6,678,750
Materials 7.8%
Atkore International Inc., senior secured note, 9.875%, 1/01/18	United States	10,400,000	10,166,000
[d]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	37,000,000	27,040,895
[d]Euramax International Inc., senior secured note, 144A, 9.50%,
4/01/16	United States	20,000,000	16,000,000
[d]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	United States	15,300,000	15,223,500
[d]FMG Resources August 2006 Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	9,200,000	9,027,500
6.875%, 2/01/18	Australia	25,000,000	23,062,500
8.25%, 11/01/19	Australia	5,650,000	5,572,313
Huntsman International LLC,
senior note, 5.50%, 6/30/16	United States	1,100,000	1,056,000
senior sub. note, 8.625%, 3/15/21	United States	10,000,000	10,200,000
[d]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	5,000,000	5,062,500
[d]Ineos Group Holdings Ltd., senior secured note, 144A, 8.50%,
2/15/16	United Kingdom	22,000,000	17,270,000
[d]Kinove German Bondco GmbH, senior secured note, 144A, 9.625%,
6/15/18	Germany	13,100,000	11,921,000
[d]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	25,000,000	24,000,000
[e]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	30,000,000	21,075,000
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	2,400,000	2,508,000
8.75%, 12/15/20	Canada	14,700,000	15,582,000
OMNOVA Solutions Inc., senior note, 7.875%, 11/01/18	United States	9,000,000	7,650,000
[d]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A,
9.00%, 5/15/18	United States	32,000,000	29,280,000
9.00%, 4/15/19	United States	2,300,000	2,081,500
9.875%, 8/15/19	United States	1,200,000	1,104,000
8.25%, 2/15/21	United States	10,000,000	8,500,000
[d]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	9,100,000	9,691,500
8.375%, 9/15/21	United States	4,400,000	4,719,000
Solo Cup Co., senior sub. note, 8.50%, 2/15/14	United States	15,000,000	13,875,000
			291,668,208

22 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Media 7.4%
[d]AMC Networks Inc., senior note, 144A, 7.75%, 7/15/21	United States	11,500,000	$12,218,750
[d]Bresnan Broadband Holdings LLC, senior note, 144A, 8.00%,
12/15/18	United States	7,900,000	8,038,250
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	15,000,000	15,750,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	10,000,000	11,575,000
CCO Holdings LLC/Capital Corp., senior note,
7.25%, 10/30/17	United States	5,000,000	5,131,250
7.875%, 4/30/18	United States	4,100,000	4,269,125
6.50%, 4/30/21	United States	15,000,000	14,531,250
Clear Channel Communications Inc., senior note, 9.00%, 3/01/21	United States	45,000,000	37,350,000
CSC Holdings Inc.,
senior deb., 7.625%, 7/15/18	United States	5,000,000	5,425,000
[d]senior note, 144A, 6.75%, 11/15/21	United States	10,000,000	10,100,000
[d]Cumulus Media Inc., senior note, 144A, 7.75%, 5/01/19	United States	8,000,000	6,960,000
DISH DBS Corp., senior note,
7.75%, 5/31/15	United States	5,000,000	5,300,000
7.125%, 2/01/16	United States	35,000,000	36,137,500
6.75%, 6/01/21	United States	5,000,000	4,900,000
Media General Inc., senior secured note, 11.75%, 2/15/17	United States	16,800,000	15,708,000
[i]Radio One Inc., senior sub. note, PIK, 15.00%, 5/24/16	United States	14,038,181	11,817,944
[d]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%,
12/01/17	Germany	10,000,000	10,344,000
[d]Univision Communications Inc., senior secured note, 144A,
6.875%, 5/15/19	United States	16,500,000	15,386,250
7.875%, 11/01/20	United States	8,000,000	7,600,000
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%,
7/01/20	Netherlands	25,000,000	24,000,000
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	15,000,000	15,825,000
			278,367,319
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
[d]Endo Pharmaceuticals Holdings Inc., senior note, 144A,7.00%,
7/15/19	United States	6,200,000	6,386,000
12/15/20	United States	10,300,000	10,634,750
[d]Giant Funding Corp., senior secured note, 144A, 8.25%, 2/01/18	Spain	16,750,000	17,336,250
[d]inVentiv Health Inc., senior note, 144A, 10.00%, 8/15/18	United States	19,000,000	18,097,500
[d,h]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%,
12/01/19	United States	9,200,000	9,292,000
[d]Mylan Inc., senior note, 144A,
6.00%, 11/15/18	United States	4,600,000	4,611,500
7.875%, 7/15/20	United States	26,700,000	28,569,000
			94,927,000
Real Estate 0.4%
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	16,100,000	15,939,000
Retailing 1.7%
[d]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	15,000,000	14,700,000
Michaels Stores Inc., senior note, 7.75%, 11/01/18	United States	25,000,000	24,562,500

Semiannual Report | 23

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)
Retailing (continued)
[d]Needle Merger Sub Corp., senior note, 144A, 8.125%, 3/15/19	United States	8,000,000	$7,400,000
[d]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	United States	15,000,000	15,937,500
			62,600,000
Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices Inc., senior note,
8.125%, 12/15/17	United States	6,100,000	6,237,250
7.75%, 8/01/20	United States	10,000,000	10,100,000
Freescale Semiconductor Inc.,
senior note, 10.125%, 12/15/16	United States	1,700,000	1,776,500
senior note, 8.05%, 2/01/20	United States	13,600,000	12,376,000
senior note, 10.75%, 8/01/20	United States	11,610,000	11,958,300
[d]senior secured note, 144A, 9.25%, 4/15/18	United States	5,000,000	5,237,500
[d]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%,
8/01/18	Netherlands	14,400,000	15,624,000
			63,309,550
Software & Services 2.2%
First Data Corp.,
[d]senior bond, 144A, 12.625%, 1/15/21	United States	10,792,000	8,957,360
senior note, 9.875%, 9/24/15	United States	403,000	365,723
senior note, 9.875%, 9/24/15	United States	2,011,000	1,835,037
[d]senior secured bond, 144A, 8.25%, 1/15/21	United States	25,000,000	21,750,000
Sitel LLC/Finance Corp., senior note, 11.50%, 4/01/18	United States	15,900,000	12,481,500
[d]Sterling Merger Inc., senior note, 144A, 11.00%, 10/01/19	United States	6,900,000	6,675,750
SunGard Data Systems Inc.,
senior note, 7.625%, 11/15/20	United States	15,000,000	14,925,000
senior sub. note, 10.25%, 8/15/15	United States	15,000,000	15,525,000
			85,515,370
Technology Hardware & Equipment 1.2%
[d]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	30,000,000	28,350,000
[d]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	15,000,000	14,550,000
			42,900,000
Telecommunication Services 8.2%
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	38,000,000	29,925,000
Crown Castle International Corp., senior note, 9.00%, 1/15/15	United States	10,000,000	10,925,000
[d]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	20,000,000	19,800,000
[d]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	18,000,000	17,415,000
Frontier Communications Corp., senior note,
8.25%, 4/15/17	United States	4,300,000	4,208,625
8.50%, 4/15/20	United States	20,000,000	19,100,000
8.75%, 4/15/22	United States	11,100,000	10,434,000
[d]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	21,800,000	19,347,500
Intelsat Jackson Holdings SA, senior note,
11.25%, 6/15/16	Luxembourg	20,000,000	20,850,000
[d]144A, 7.25%, 10/15/20	Luxembourg	3,900,000	3,724,500
[d]144A, 7.50%, 4/01/21	Luxembourg	27,000,000	25,717,500
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	10,000,000	9,700,000

24 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin High Income Fund	Country	Principal Amount*		Value
Corporate Bonds (continued)
Telecommunication Services (continued)
[c,e]RSL Communications PLC,
senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000		$89,000
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000		15,625
Sprint Nextel Corp.,
senior note, 8.375%, 8/15/17	United States	40,000,000		34,500,000
[d]senior note, 144A, 9.00%, 11/15/18	United States	21,950,000		22,169,500
West Corp., senior note, 7.875%, 1/15/19	United States	35,000,000		35,175,000
[d]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%,
7/15/17	Italy	20,000,000		17,437,500
[d,i]Wind Acquisition Holdings Finance SA, senior secured note, 144A,
PIK, 12.25%, 7/15/17	Italy	6,033,658	EUR	5,753,850
				306,287,600
Transportation 2.7%
[d,e]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	36,350,000		27,807,750
[d]Ceva Group PLC, senior secured note, 144A,
11.625%, 10/01/16	United Kingdom	6,600,000		6,649,500
8.375%, 12/01/17	United Kingdom	2,600,000		2,457,000
11.50%, 4/01/18	United Kingdom	18,700,000		16,830,000
Hertz Corp., senior note,
7.50%, 10/15/18	United States	12,200,000		12,291,500
6.75%, 4/15/19	United States	21,800,000		21,255,000
Marquette Transportation Co. Inc./Finance Corp., senior secured note,
10.875%, 1/15/17	United States	15,000,000		14,775,000
				102,065,750
Utilities 2.4%
[d]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	United States	5,000,000		5,212,500
7.50%, 2/15/21	United States	23,000,000		23,575,000
7.875%, 1/15/23	United States	5,000,000		5,187,500
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	10,000,000		11,513,400
[d]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	20,000,000		20,850,000
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%,
11/01/15	United States	15,000,000		5,625,000
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric
Holdings Finance Inc., senior secured note,
B, 15.00%, 4/01/21	United States	14,200,000		8,449,000
[d]144A, 11.50%, 10/01/20	United States	10,000,000		8,350,000
				88,762,400
Total Corporate Bonds (Cost $3,579,612,976)				3,469,362,084
[g,j]Senior Floating Rate Interests 0.9%
Media 0.6%
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%,
9/16/19	United States	15,000,000		14,250,000
Univision Communications Inc., Initial Term Loan, 2.26%, 9/29/14	United States	8,741,476		8,369,963
				22,619,963

Semiannual Report | 25

26 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin High Income Fund

At November 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

					Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Contract Amount	Date	Appreciation	Depreciation
Euro	DBAB	Sell	5,618,750	$7,472,595	12/15/11	$ —	$(79,426)

See Abbreviations on page 45.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin High Income Trust

Notes to Financial Statements (unaudited)

Franklin High Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

32 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Certain derivative financial instruments (derivatives) trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate

Semiannual Report | 33

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

34 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 10 regarding other derivative information.

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

f. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of November 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Semiannual Report | 35

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

36 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

Semiannual Report | 37

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

38 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

In addition, under the Fund’s Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended November 30, 2011, the Fund paid transfer agent fees of $2,366,606, of which $1,215,350 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2011, the custodian fees were reduced as noted in the Statement of Operations.

Semiannual Report | 39

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized currency losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At May 31, 2011, the Fund deferred realized currency losses of $302,556.

At November 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, corporate actions and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2011, aggregated $607,703,626 and $507,979,702, respectively.

40 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At November 30, 2011, the Fund had 94.35% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2011, the aggregate value of these securities was $49,000,780, representing 1.31% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Semiannual Report | 41

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

10. OTHER DERIVATIVE INFORMATION

At November 30, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

For the period ended November 30, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended November 30, 2011, the average month end market value of derivatives represented 0.01% of average month end net assets. The average month end number of open derivative contracts for the period was two.

See Note 1(d) regarding derivative financial instruments.

11. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended November 30, 2011, were as shown below.

42 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

12. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services. For the period ended November 30, 2011, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At November 30, 2011, 1.57% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended November 30, 2011, the Fund did not use the Global Credit Facility.

Semiannual Report | 43

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

44 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

15. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

16. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 45

Franklin High Income Trust

Shareholder Information

Franklin High Income Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

46 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN HIGH INCOME FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

105 S 01/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

 Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

 Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration

Date January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 25, 2012

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 25, 2012